ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 99.7%

Aerospace/Defense – 2.8%
Embraer SA (Brazil)*(a)	139,366	$1,757,405

Airlines – 1.9%
Controladora Vuela Cia de Aviacion SAB de CV (Mexico)*(a)	63,536	1,155,720

Apparel – 4.1%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	18,019	2,569,149

Auto Manufacturers – 3.6%
Tata Motors Ltd. (India)*(a)(b)	78,720	2,200,224

Banks – 18.0%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	270,312	1,538,075
Barclays PLC (United Kingdom)(a)(b)	121,240	957,796
BNP Paribas SA (France)(a)	38,590	1,100,201
Deutsche Bank AG (Germany)*	113,755	1,439,001
HSBC Holdings PLC (United Kingdom)(a)(b)	42,470	1,453,324
ICICI Bank Ltd. (India)(a)	99,561	1,885,685
ING Groep NV (Netherlands)(a)	117,758	1,228,216
UBS Group AG (Switzerland)(b)	79,741	1,558,139
Total Banks		11,160,437

Beverages – 2.9%
Diageo PLC (United Kingdom)(a)(b)	8,768	1,781,132

Biotechnology – 2.8%
Bicycle Therapeutics PLC (United Kingdom)*(a)	39,360	1,727,117

Building Materials – 2.2%
CRH PLC (Ireland)(a)(b)	33,538	1,343,532

Chemicals – 4.0%
Sasol Ltd. (South Africa)*(a)(b)	101,580	2,456,204

Commercial Services – 2.3%
RELX PLC (United Kingdom)(a)	46,272	1,439,059

Diversified Financial Services – 1.7%
AerCap Holdings NV (Ireland)*	20,470	1,029,232

Electric – 1.9%
Cia Paranaense de Energia (Brazil)(a)	153,500	1,200,370

Electrical Components & Equipment – 2.6%
ABB Ltd. (Switzerland)(a)	50,244	1,624,891

Healthcare - Products – 2.2%
Alcon, Inc. (Switzerland)(b)	16,992	1,347,975

Healthcare - Services – 2.0%
ICON PLC (Ireland)*	5,044	1,226,802

Insurance – 2.3%
Aegon NV (Netherlands)(b) (c)	264,146	1,397,332

Iron/Steel – 6.5%
ArcelorMittal SA (Luxembourg)(b)	57,172	1,830,076
Ternium SA (Mexico)(a)	47,813	2,182,663
Total Iron/Steel		4,012,739

Metal Fabricate/Hardware – 3.4%
Tenaris SA(a)	70,338	2,115,064

Oil & Gas – 7.6%
Eni SpA (Italy)(a)(b)	54,237	1,586,432
Equinor ASA (Norway)(a)	50,990	1,912,635
Petroleo Brasileiro SA (Brazil)(a)	80,300	1,188,440
Total Oil & Gas		4,687,507

Pharmaceuticals – 3.1%
Novo Nordisk A/S (Denmark)(a)	17,536	1,947,373

Semiconductors – 8.5%
ASML Holding NV (Netherlands)	5,384	3,596,135
NXP Semiconductors NV (China)	9,023	1,669,977
Total Semiconductors		5,266,112

Telecommunications – 4.9%
America Movil SAB de CV, Class L (Mexico)(a)	74,302	1,571,487
Telkom Indonesia Persero Tbk PT (Indonesia)(a)	45,865	1,465,387
Total Telecommunications		3,036,874

Transportation – 8.4%
Danaos Corp. (Greece)	37,958	3,893,732
Diana Shipping, Inc. (Greece)	236,960	1,279,584
Total Transportation		5,173,316

Total Common Stocks
(Cost $52,146,617)		61,655,566

MONEY MARKET FUNDS – 4.2%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.17%(d)(e)	340,000	340,000
Goldman Sachs Financial Square Government Fund - Institutional Shares, Institutional Class, 0.24%(d)(e)	340,000	340,000
Invesco Government & Agency Portfolio - Private Investment Class, 0.03%(d)	1,024,644	1,024,644
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	340,000	340,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.22%(d)(e)	340,000	340,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.23%(d)(e)	229,000	229,000

Total Money Market Funds
(Cost $2,613,644)		2,613,644

REPURCHASE AGREEMENTS – 12.3%(e)
BofA Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $2,142,101, (collateralized by various U.S. Government Agency Obligations, 2.00%-4.00%, 02/01/36-03/01/52, totaling $2,184,925)	$2,142,083	2,142,083
Citibank NA, dated 03/31/22, due 04/01/22, 0.31%, total to be received $1,188,062, (collateralized by various U.S. Government Agency Obligations, 0.50%-6.00%, 11/30/23-05/15/51, totaling $1,212,809)	1,188,052	1,188,052
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.30%, total to be received $2,142,101, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/05/22-04/01/52, totaling $2,184,925)	2,142,083	2,142,083

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $2,142,101, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 04/26/22-03/20/52, totaling $2,184,925)	$2,142,083	$2,142,083

Total Repurchase Agreements
(Cost $7,614,301)		7,614,301

Total Investments – 116.2%
(Cost $62,374,562)		71,883,511
Liabilities in Excess of Other Assets – (16.2%)		(10,050,581)
Net Assets – 100.0%		$61,832,930

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $13,053,619; the aggregate market value of the collateral held by the fund is $13,621,495. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,418,194.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of March 31, 2022.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$61,655,566	$–	$–	$61,655,566
Money Market Funds	2,613,644	–	–	2,613,644
Repurchase Agreements	–	7,614,301	–	7,614,301
Total	$64,269,210	$7,614,301	$–	$71,883,511

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	2.8%
Airlines	1.9
Apparel	4.1
Auto Manufacturers	3.6
Banks	18.0
Beverages	2.9
Biotechnology	2.8
Building Materials	2.2
Chemicals	4.0
Commercial Services	2.3
Diversified Financial Services	1.7
Electric	1.9
Electrical Components & Equipment	2.6
Healthcare - Products	2.2
Healthcare - Services	2.0
Insurance	2.3
Iron/Steel	6.5
Metal Fabricate/Hardware	3.4
Oil & Gas	7.6
Pharmaceuticals	3.1
Semiconductors	8.5
Telecommunications	4.9
Transportation	8.4
Money Market Funds	4.2
Repurchase Agreements	12.3
Total Investments	116.2
Liabilities in Excess of Other Assets	(16.2)
Net Assets	100.0%